Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 15,732	R$ 12,495
Changes in property, plant and equipment [abstract]
Additions	6,871	585
Additions due to acquisitions	2,309	3,404
Disposals	(5,276)	(533)
Hyperinflation adjustment	5	33
Exchange variations	(51)	(252)
Balance at end of period	19,590	15,732
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	30,120	23,116
Changes in property, plant and equipment [abstract]
Additions	14,339	6,105
Additions due to acquisitions	2,309	3,404
Disposals	(11,913)	(2,353)
Hyperinflation adjustment	139	135
Exchange variations	(277)	(287)
Balance at end of period	34,717	30,120
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(14,388)	(10,621)
Changes in property, plant and equipment [abstract]
Depreciation additions	(7,468)	(5,521)
Additions due to acquisitions	0	0
Disposals	6,637	1,820
Hyperinflation adjustment	(134)	(102)
Exchange variations	226	36
Balance at end of period	R$ (15,127)	R$ (14,388)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 572
Changes in property, plant and equipment [abstract]
Balance at end of period	366	R$ 572
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,169	1,374
Changes in property, plant and equipment [abstract]
Additions	0	31
Additions due to acquisitions	384	160
Disposals	(783)	(413)
Hyperinflation adjustment	(23)	22
Exchange variations	(23)	(4)
Balance at end of period	724	1,169
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(597)	(604)
Changes in property, plant and equipment [abstract]
Depreciation additions	(148)	(153)
Additions due to acquisitions	0	0
Disposals	363	172
Hyperinflation adjustment	12	(12)
Exchange variations	12	0
Balance at end of period	R$ (358)	R$ (597)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 1,091
Changes in property, plant and equipment [abstract]
Balance at end of period	507	R$ 1,091
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,177	1,674
Changes in property, plant and equipment [abstract]
Additions	0	18
Additions due to acquisitions	759	465
Disposals	(1,328)	0
Hyperinflation adjustment	0	27
Exchange variations	(1)	(7)
Balance at end of period	1,607	2,177
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,086)	(847)
Changes in property, plant and equipment [abstract]
Depreciation additions	(251)	(225)
Additions due to acquisitions	0	0
Disposals	237	0
Hyperinflation adjustment	0	(17)
Exchange variations	0	3
Balance at end of period	R$ (1,100)	R$ (1,086)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 10,030
Changes in property, plant and equipment [abstract]
Balance at end of period	13,993	R$ 10,030
Data processing equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	19,091	14,277
Changes in property, plant and equipment [abstract]
Additions	7,175	5,093
Additions due to acquisitions	1,161	935
Disposals	(863)	(1,024)
Hyperinflation adjustment	197	86
Exchange variations	(220)	(276)
Balance at end of period	26,541	19,091
Data processing equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(9,061)	(6,229)
Changes in property, plant and equipment [abstract]
Depreciation additions	(4,590)	(2,860)
Additions due to acquisitions	0	0
Disposals	1,067	69
Hyperinflation adjustment	(163)	(73)
Exchange variations	199	32
Balance at end of period	(12,548)	(9,061)
Right of use – leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,846
Changes in property, plant and equipment [abstract]
Balance at end of period	4,604	3,846
Right of use – leases | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	6,943	4,967
Changes in property, plant and equipment [abstract]
Additions	7,139	959
Additions due to acquisitions	0	1,817
Disposals	(8,769)	(800)
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	5,313	6,943
Right of use – leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,097)	(2,347)
Changes in property, plant and equipment [abstract]
Depreciation additions	(2,432)	(2,228)
Additions due to acquisitions	0	0
Disposals	4,820	1,478
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	R$ (709)	R$ (3,097)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 78
Changes in property, plant and equipment [abstract]
Balance at end of period	80	R$ 78
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	408	515
Changes in property, plant and equipment [abstract]
Additions	23	0
Additions due to acquisitions	0	1
Disposals	(57)	(108)
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	374	408
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(330)	(411)
Changes in property, plant and equipment [abstract]
Depreciation additions	(19)	(17)
Additions due to acquisitions	0	0
Disposals	55	97
Hyperinflation adjustment	0	0
Exchange variations	0	1
Balance at end of period	(294)	(330)
Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	115
Changes in property, plant and equipment [abstract]
Balance at end of period	40	115
Other fixed assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	332	309
Changes in property, plant and equipment [abstract]
Additions	2	5
Additions due to acquisitions	5	26
Disposals	(113)	(8)
Hyperinflation adjustment	(35)	0
Exchange variations	(33)	0
Balance at end of period	158	332
Other fixed assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(217)	(183)
Changes in property, plant and equipment [abstract]
Depreciation additions	(28)	(38)
Additions due to acquisitions	0	0
Disposals	95	4
Hyperinflation adjustment	17	0
Exchange variations	15	0
Balance at end of period	R$ (118)	R$ (217)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%